Property and Equipment, Net	12 Months Ended
May 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net, consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Buildings	166,238	156,017
Transportation equipment	6,127	6,366
Furniture and education equipment	144,342	118,936
Computer equipment and software	111,471	129,119
Leasehold improvements	341,019	293,236
Construction in progress	37,607	48,216

	806,804	751,890
Less: accumulated depreciation	(379,445)	(401,687)
Less: accumulated impairment loss	(9,385)	(14)
Exchange differences	(15,284)	9,571

	402,690	359,760

Depreciation expenses for the years ended May 31, 2021, 2022 and 2023 were US$225,657, US$192,291 and US$117,036, respectively. For the year ended May 31, 2022, US$368,602 impairment loss was recorded for certain property and equipment. Additionally, leasehold improvements of certain learning centers and offices accumulated impairment amounting to US$388,758 was written off along with the underlying property and equipment and leasehold improvements which were disposed or fully impaired during fiscal year 202
2
. The above
 was
resulted from the downsizing of learning centers as result of regulatory changes and the cessation of
K-9
Academic AST Services in the mainland of China.